Consolidated Statement of Equity $ in Millions	USD ($)
Partners' Capital	$ 632
Cash distribution to unitholders, including incentive distributions	(357)
Other	(4)
Unit-based compensation	16
Net income (loss)	524
Partners' Capital	811
Cash distribution to unitholders, including incentive distributions	(359)
Other	1
Unit-based compensation	14
Net income (loss)	475
Partners' Capital	942
Cash distribution to unitholders, including incentive distributions	(371)
Other	(4)
Unit-based compensation	17
Net income (loss)	394
Partners' Capital	$ 978